Schedule of Investments (unaudited) January 31, 2020	iShares® Transportation Average ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 12.6%
CH Robinson Worldwide Inc.	317,819	$22,952,888
Expeditors International of Washington Inc.	317,619	23,198,892
FedEx Corp.	300,417	43,452,315
United Parcel Service Inc., Class B	233,331	24,154,425

		113,758,520

Airlines — 10.6%
Alaska Air Group Inc.	319,501	20,636,570
American Airlines Group Inc.	345,304	9,267,959
Delta Air Lines Inc.	322,412	17,971,245
JetBlue Airways Corp.(a)(b)	361,865	7,175,783
Southwest Airlines Co.	322,924	17,754,361
United Airlines Holdings Inc.(a)	316,691	23,688,487

		96,494,405

Marine — 3.8%
Kirby Corp.(a)(b)	316,714	23,211,969
Matson Inc.	315,417	11,358,166

		34,570,135

Road & Rail — 30.4%
Avis Budget Group Inc.(a)(b)	337,780	11,079,184
CSX Corp.	316,691	24,176,191
JB Hunt Transport Services Inc.	225,795	24,370,054
Kansas City Southern	300,417	50,677,344
Landstar System Inc.(b)	300,417	33,271,183
Norfolk Southern Corp.	300,417	62,549,823
Ryder System Inc.	325,576	15,536,487
Union Pacific Corp.	300,417	53,900,818

		275,561,084

Total Common Stocks — 57.4% (Cost: $601,217,982)		520,384,144

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	2,231,560	$2,232,899
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,300,000	1,300,000

		3,532,899

Total Short-Term Investments — 0.4% (Cost: $3,532,048)		3,532,899

Total Investments in Securities — 57.8% (Cost: $604,750,030)		523,917,043

Other Assets, Less Liabilities — 42.2%		382,138,482

Net Assets — 100.0%		$906,055,525

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,292,310	(2,060,750)	2,231,560	$2,232,899	$19,781	(b)	$(512)	$18
BlackRock Cash Funds: Treasury, SL Agency Shares	306,920	993,080	1,300,000	1,300,000	11,537		—	—

				$3,532,899	$31,318		$(512)	$18

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Industrial Index	10	03/20/20	$814	$(12,498)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Transportation Average ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	1	03/20/20	$201	$(5,422)

				$(17,920)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$520,384,144	$—	$—	$520,384,144
Money Market Funds	3,532,899	—	—	3,532,899

	$523,917,043	$—	$—	$523,917,043

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(17,920)	$—	$—	$(17,920)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2